Commitments and Contingencies - Weighted average remaining lease terms and interest rates (Details) - Angel Studios Inc. Cik0001671941	Dec. 31, 2024
Weighted Average Remaining Lease Term (years)	3 years 8 months 12 days
Weighted Average Discount Rate	7.27%